Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 12,745	$ 9,528	$ 6,179
Adjustments to reconcile net income to net cash from operating activities
Security amortization, net	1,410	1,491	1,633
Depreciation	1,193	1,176	1,334
Amortization of intangible assets	711	769	846
Accretion of net deferred loan fees	(155)	(123)	(112)
Net (gain) loss on sale of securities	18	(113)	(204)
Provision for loan losses	1,200	1,500	1,100
Loans originated for sale	(48,745)	(31,206)	(49,978)
Proceeds from sale of loans	49,637	29,893	52,166
Net gain on sale of loans	(1,180)	(659)	(753)
Net loss on sale of manufactured home loans	74
Net gain on sale of other real estate owned	(199)	(44)	(120)
Gain on sale of fixed assets		(60)	(107)
Increase in cash surrender value of bank owned life insurance	(467)	(492)	(555)
Decrease in prepaid FDIC Premium			1,775
Share-based compensation	106
Change in Accrued interest payable	(11)	(30)	(29)
Accrued interest receivable	144	29	(172)
Deferred taxes	(410)	11	1,362
Other, net	(998)	3,216	(1,554)
Net cash from operating activities	15,073	14,886	12,811
Cash flows used for investing activities:
Maturities and calls of securities, available-for-sale	29,733	45,743	50,184
Sale of securities, available for sale		18,088	8,686
Purchases of securities, available-for-sale	(29,772)	(58,367)	(64,295)
Redemption of Federal Reserve stock	138		143
Purchases of Federal Reserve stock	(288)	(171)
Redemption of FHLB stock		3,009
Net cash from acquisition	926
Net loan originations	(10,225)	(53,562)	(48,272)
Loans purchased, installment	(4,774)	(4,382)	(1,898)
Proceeds from sale of manufactured homes	3,492
Proceeds from sale of OREO properties	865	349	699
Premises and equipment purchases	(1,999)	(485)	(1,155)
Proceeds from sale of premises and equipment		1,282	118
Net cash used for investing activities	(11,904)	(48,496)	(55,790)
Cash flows from financing activities:
Increase (decrease) in deposits	(3,754)	26,443	16,086
Net change in short-term FHLB advances	11,000	42,700
Repayment of long-term FHLB advances	(5,000)	(30,226)	(2,535)
Proceeds from long-term FHLB advances		15,000
Increase in securities sold under repurchase agreements	3,427	1,560	(3,166)
Repayment of series A preferred stock		(22,857)
Cash dividends paid	(3,139)	(3,338)	(2,315)
Net proceeds from issuance of preferred stock			23,132
Net cash (used for) from financing activities	2,534	29,282	31,202
Increase (decrease) in cash and due from financial institutions	5,703	(4,328)	(11,777)
Cash and due from financial institutions at beginning of year	29,858	34,186	45,963
Cash and due from financial institutions at end of year	35,561	29,858	34,186
Supplemental disclosures of cash flow information:
Interest paid	3,315	4,134	4,936
Income taxes paid	3,650	1,745	1,010
Transfer of loans from portfolio to other real estate owned	222	$ 691	280
Transfer of loans from portfolio to held for sale			$ 4,756
Conversion of preferred stock to common stock	859
Noncash assets acquired:
Loans receivable	76,444
Other securities	716
Accrued interest receivable	194
Premises and equipment, net	1,738
Core deposit intangible	1,009
Other assets	472
Total non cash assets acquired	80,573
Liabilities assumed:
Deposits	86,869
Other liabilities	5
Total liabilities assumed	86,874
Net noncash liabilities acquired	$ 6,301